General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expense [Abstract]
Employee benefits and expenses	SFr 655,967	SFr 645,138	SFr 1,371,526
Business development	15,348	15,727	39,916
Travel expenses	43,055	95,503	75,829
Administration expenses	2,274,159	2,517,309	2,098,866
Lease expenses from short-term lease	15,705	6,001	52,280
Depreciation of Right-of-use assets	119,304	118,887	29,722
Depreciation of tangible assets
Capital tax expenses	12,738	3,110	706
Total general and administrative expenses	SFr 3,136,275	SFr 3,401,676	SFr 3,668,845